PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Provisions For Tax Social Security Labor Civil And Environmental Risks And Judicial Deposits
Estimated amount		R$ 1,000,000
Updated amount	R$ 8,768,003	R$ 4,939,419